Schedule I - Condensed Financial Information of Registrant - Parent Company Statements of Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Parent Company Statements of Comprehensive Income (Loss
Net income (loss)	$ 48,852	$ 13,863	$ (25,825)
Comprehensive income (loss)	47,563	10,854	(27,741)
Parent Company
Parent Company Statements of Comprehensive Income (Loss
Equity in income (loss) of subsidiaries	48,852	13,863	(25,825)
Net income (loss)	48,852	13,863	(25,825)
Equity in other comprehensive loss of subsidiaries	(1,289)	(3,009)	(1,916)
Comprehensive income (loss)	$ 47,563	$ 10,854	$ (27,741)